Submission	Dec. 12, 2025
Submission [Line Items]
Central Index Key	0001787803
Registrant Name	Meiwu Technology Company Limited
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A